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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009        =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO  OCTOBER 2, 2009                         =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      51                          =
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Form 13F Information Table Value Total:       $103,793                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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ABBOTT LABORATORIES            COM              002824100     2262    =
45715 SH       DEFINED                     0        0    45715
ADOBE SYSTEMS INC              COM              00724F101     3342   =
101160 SH       DEFINED                     0        0   101160
AMGEN INC                      COM              031162100     3545    =
58850 SH       DEFINED                     0        0    58850
APOLLO GROUP INC CL A          COM              037604105     2686    =
36460 SH       DEFINED                     0        0    36460
BIO-REFERENCE LABS, INC.       COM              09057G602     1240    =
36050 SH       DEFINED                     0        0    36050
CH ROBINSON WORLDWIDE INC      COM              12541W209     2535    =
43900 SH       DEFINED                     0        0    43900
CAPELLA EDUCATION CO           COM              139594105      940    =
13960 SH       DEFINED                     0        0    13960
CASEY'S GENERAL STORES INC     COM              147528103     1412    =
45000 SH       DEFINED                     0        0    45000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1401    =
48060 SH       DEFINED                     0        0    48060
CERNER CORP                    COM              156782104     1332    =
17805 SH       DEFINED                     0        0    17805
CLOROX CO                      COM              189054109     2657    =
45170 SH       DEFINED                     0        0    45170
COGNIZANT TECH SOL CL A        COM              192446102     6180   =
159850 SH       DEFINED                     0        0   159850
CUBIC CORP                     COM              229669106     1386    =
35120 SH       DEFINED                     0        0    35120
DANAHER CORP                   COM              235851102      222     =
3300 SH       DEFINED                     0        0     3300
DAVITA INC                     COM              23918K108     2746    =
48475 SH       DEFINED                     0        0    48475
DENTSPLY INTL INC              COM              249030107     1041    =
30130 SH       DEFINED                     0        0    30130
ECOLAB INC                     COM              278865100     3608    =
78040 SH       DEFINED                     0        0    78040
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1113    =
49170 SH       DEFINED                     0        0    49170
FACTSET RESEARCH SYSTEMS INC   COM              303075105     1250    =
18870 SH       DEFINED                     0        0    18870
GEN DYNAMICS CORP              COM              369550108     2775    =
42960 SH       DEFINED                     0        0    42960
GILEAD SCIENCES INC            COM              375558103     3180    =
68395 SH       DEFINED                     0        0    68395
HCC INSURANCE HLDGS INC        COM              404132102     1208    =
44160 SH       DEFINED                     0        0    44160
HEALTHSOUTH CORP NEW           COM              421924309      704    =
45000 SH       DEFINED                     0        0    45000
HERSHEY CO                     COM              427866108     2507    =
64510 SH       DEFINED                     0        0    64510
HEWLETT PACKARD CORP           COM              428236103     4527    =
95900 SH       DEFINED                     0        0    95900
ITT EDUCATIONAL SVCS INC       COM              45068B109     1462    =
13240 SH       DEFINED                     0        0    13240
IDEXX LABORATORIES INC         COM              45168D104     1169    =
23380 SH       DEFINED                     0        0    23380
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205      924    =
40140 SH       DEFINED                     0        0    40140
JOS A BANK CLOTHIERS INC       COM              480838101     1213    =
27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101     2566   =
124310 SH       DEFINED                     0        0   124310
LANCASTER COLONY CORP          COM              513847103     1275    =
24870 SH       DEFINED                     0        0    24870
MCDONALDS CORP                 COM              580135101     3997    =
70045 SH       DEFINED                     0        0    70045
MYLAN INC                      COM              628530107     1381    =
86240 SH       DEFINED                     0        0    86240
NETFLIX INC                    COM              64110L106     1205    =
26100 SH       DEFINED                     0        0    26100
NEW JERSEY RES CORP            COM              646025106     1335    =
36780 SH       DEFINED                     0        0    36780
NIKE INC CL B                  COM              654106103     4715    =
72870 SH       DEFINED                     0        0    72870
NSTAR                          COM              67019E107     1263    =
39690 SH       DEFINED                     0        0    39690
OWENS & MINOR INC (NEW)        COM              690732102     1720   =
 38000 SH       DEFINED                     0        0    38000
PANERA BREAD COMP CL A         COM              69840W108      938    =
17050 SH       DEFINED                     0        0    17050
PETMED EXPRESS INC             COM              716382106     1097    =
58220 SH       DEFINED                     0        0    58220
QUEST DIAGNOSTICS INC          COM              74834L100     3521    =
67460 SH       DEFINED                     0        0    67460
RESEARCH IN MOTION             COM              760975102     2900    =
42885 SH       DEFINED                     0        0    42885
RESMED INC                     COM              761152107     1312    =
29030 SH       DEFINED                     0        0    29030
ROSS STORES INC.               COM              778296103     1156    =
24190 SH       DEFINED                     0        0    24190
ST JUDE MEDICAL INC            COM              790849103     3776    =
96805 SH       DEFINED                     0        0    96805
SCANSOURCE INC                 COM              806037107     1218    =
43000 SH       DEFINED                     0        0    43000
SYBASE INC                     COM              871130100     1253    =
32210 SH       DEFINED                     0        0    32210
TJX COS INC NEW                COM              872540109     2861    =
77005 SH       DEFINED                     0        0    77005
TETRA TECH INC                 COM              88162G103     1171    =
44150 SH       DEFINED                     0        0    44150
WMS INDS INC COM               COM              929297109     1610    =
36140 SH       DEFINED                     0        0    36140
WATSON PHARMACEUTICALS         COM              942683103      956    =
26090 SH       DEFINED                     0        0    26090
                                                                   =
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